Parent Company Financial Data - Condensed Statements of Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Other income	$ 971	$ 748	$ 271
Interest expense	(2,734)	(3,698)	(4,737)
Other operating expense	(2,484)	(2,765)	(2,606)
Income tax benefit	342	365	196
Net income	954	404	900
Net income	954	404	900
Less: Net income attributable to noncontrolling interest	(478)
Net income attributable to Uwharrie Capital Corp	476	404	900
Dividends on preferred stock	(325)	(645)	(645)
Net Income (loss) available to common shareholders	151	(241)	255
Net income (loss) per common share
Basic	$ 0.02	$ (0.03)	$ 0.03
Diluted	$ 0.02	$ (0.03)	$ 0.03
Weighted average common shares outstanding
Basic	7,276,751	7,371,667	7,467,396
Diluted	7,276,751	7,371,667	7,467,396
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries	1,666	1,100	1,649
Interest income	21	41	64
Management and service fees	4,347	6,937	6,689
Other income	166	102	104
Interest expense	(659)	(670)	(674)
Other operating expense	(4,881)	(7,428)	(7,304)
Income tax benefit	294	322	372
Net income	954	404	900
Net income	954	404	900
Less: Net income attributable to noncontrolling interest	(478)
Net income attributable to Uwharrie Capital Corp	476	404	900
Dividends on preferred stock	(325)	(645)	(645)
Net Income (loss) available to common shareholders	$ 151	$ (241)	$ 255
Net income (loss) per common share
Basic	$ 0.02	$ (0.03)	$ 0.03
Diluted	$ 0.02	$ (0.03)	$ 0.03
Weighted average common shares outstanding
Basic	7,276,751	7,371,667	7,467,396
Diluted	7,276,751	7,371,667	7,467,396